Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
23.	Segment Information

The Company operates exclusively in the biotechnology sector. The Company’s business is considered as operating in one segment. The Company’s Chief Executive Officer is the chief operating decision maker and reviews the consolidated results of operations when making decisions about resources allocation and assessing performance of the Company as a whole. All revenues are generated from the subsidiaries located in China. Total long-lived assets of $73,514 including prepaid land lease payments, property, plant and equipment and licenses are all located in mainland China (December 31, 2014 - $76,846). The Company’s total assets by geographic location are as follows:

	December 31, 2015	December 31, 2014
Assets
Mainland China	$173,629	$207,645
Hong Kong	29,355	30,885
Total	$202,984	$238,530

The Company’s revenues by product are as follows:

	For the year ended December 31,
	2015	2014	2013
Sales
Inactivated hepatitis vaccines	$49,416	$48,450	$47,202
Influenza vaccines	12,674	12,131	12,156
H5N1	3,852	201	10,736
Mumps	1,472	2,150	1,680
Total	$67,414	$62,932	$71,774

For the year ended December 31, 2015, one of the Company’s customer accounted for 14% of the Company’s total vaccines revenue, at $9,128. The H5N1 vaccines were all sold to the Chinese government. The Company’s sales of H5N1 vaccines are dependent on government stockpiling purchases.

The Company’s revenues are attributed to geographic locations as follows:

	For the year ended December 31,
	2015	2014	2013
Sales
Mainland China	$66,779	$61,955	$70,647
Foreign countries	635	977	1,127
Total	$67,414	$62,932	$71,774